Retirement Plans (Tables)	3 Months Ended
Mar. 31, 2023
Postemployment Benefits [Abstract]
Schedule of Costs of Retirement Plans

(Dollars in Thousands)
For the Period
January 3, 2023 – March 31, 2023 (Successor)	January 1, 2022 – March 31, 2022 (Predecessor)
$814	$196